4. Line of Credit	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Debt Disclosure [Abstract]
Line of Credit

4.	LINE OF CREDIT

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. No amounts were outstanding under the line of credit at March 31, 2018 or September 30, 2017.

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. Line of credit balance was $0 and $19,732 for the years ended September 30, 2017 and 2016, respectively.